RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Detail Textual 1) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Company Club Tanker	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of fleet	$ 1,396.5	$ 1,294.5
Market value of fleet (excluding undelivered newbuildings)	$ 1,322.1	$ 1,259.6
Number of vessels on order for delivery in 2019-2020 | Tanker	9
Threshold percentage of total voyage costs as cost of fuel oil consumed by vessels	60.80%	55.30%	49.60%
Percentage of bunker consumption hedged	4.80%	3.30%	0.90%
Percentage of bunker requirements for hedging instruments	2.00%	2.10%	1.60%
Number of Protection and Indemnity club | Club	2
Aggregate insured value of hull and machinery and interest for TORM's owned vessels	$ 1,500.0	$ 1,400.0	$ 1,600.0
Percentage of frieght revenues	17.00%	8.20%	12.60%
Average percentage of demurrage	98.10%	97.00%	96.80%
Percentage of total freight revenues as demurrage	14.60%	16.80%	15.00%
Percentage of forward freight agreements (FFAs) and fuel swaps	100.00%	100.00%	100.00%
Percentage of administrative expenses denominated in currencies other than USD	98.30%	97.90%	98.90%
Percentage of operating expenses denominated in currencies other than USD	23.40%	24.50%	26.70%
Percentage of administrative and operating expenses denominated in currencies in DKK and EUR	64.10%	62.00%	73.80%
Percentage of exposure to interest rate risk	66.20%	63.20%	67.90%
Total interest expense exposure	$ 33.1
Floating rate loans description of variable rate basis	3 months LIBOR
Notional value of interest rate hedges covering	$ 512.8
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | Company	14
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | Company	16
Interest bearing debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in interest-bearing debt	$ 10.3	$ 47.5	$ 95.3
Handysize Tanker
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of tanker sold | Tanker	2
MR Tanker
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of tanker sold | Tanker	2
LR2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of tanker purchased | Tanker	4